Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table details the components of due to affiliates:

$ in thousands	September 30, 2021	December 31, 2020
Other general and administrative expenses	$5,319	$2,205
Advanced offering costs	4,037	931
Performance participation allocation	2,237	—
Advanced organization expenses	1,474	1,210
Distributions payable	996	503
Share-based compensation payable	19	19
Accrued management fee(1)	—	—

Total	$14,082	$4,868

(1)	As of September 30, 2021, the accrued management fee is not presented due to rounding.
As of September 30, 2021, affiliates had purchased the following amounts of our common stock:

$ in thousands, except share amounts	Class T Shares	Class S Shares	Class D Shares	Class I Shares	Class E Shares	Class N Shares	Total Purchase Price
MassMutual (1)	—	—	—	—	—	7,642,853	$207,526
IGP + Fund	—	—	—	—	783,032	—	22,000
Invesco Realty, Inc.	91	91	91	—	—	738,701	20,007
Members of our board of directors and employees of our Adviser	—	—	—	160	93,374	—	2,570

	91	91	91	160	876,406	8,381,554	$252,103

(1)	In accordance with MassMutual’s Subscription Agreement, on August 5, 2021, we repurchased 785,025 of MassMutual Shares for $22.0 million. The amount presented is inclusive of the shares repurchased.

Schedule of Stockholder Servicing Fees
The following table presents the upfront selling commissions and dealer manager fees for each class of shares sold in the Offering, and the stockholder servicing fee per annum based on the aggregate outstanding NAV:

	Class T Shares		Class S Shares	Class D Shares	Class I Shares	Class E Shares
Maximum Upfront Selling Commissions (% of Transaction Price)	up to 3.0%		up to 3.5%	up to 1.5%	—	—
Maximum Upfront Dealer Manager Fees (% of Transaction Price)	0.50%		—	—	—	—
Stockholder Servicing Fee (% of NAV)	0.85	% (1)	0.85%	0.25%	—	—

(1)	Consists of an advisor stockholder servicing fee (0.65% per annum) and a dealer stockholder servicing fee (0.20% per annum).